Initial Purchase Price Allocation and Subsequent Purchase Price Adjustments for Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 acquisition	Jun. 30, 2014	Jun. 30, 2013
Business Acquisition, Purchase Price Allocation, Assets [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	$ 24,833	$ 954	$ 91,668
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	29,102	2,184	93,915
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	1,541	57	4,672
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets, Current	5,679	189	(1,713)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	28,929	11,211	74,439
Business Acquisition, Minority Interests Acquired	2
business combination, recognized identifiable assets acquired and liabilities assumed, intangible and other assets	59,576	5,646	280,001
Business Combination, Initial Goodwill Allocation	68,144	3,195	317,879
business combination, recognized identifiable assets acquired and liabilities assumed, assets and goodwill	217,804	23,436	860,861
Liabilities assumed:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	1,887		11,920
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	7,189	915	46,596
Accrued payrolls and other compensation	3,672	263	12,099
Accrued domestic and foreign taxes	2,882	1	7,073
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	5,984	3,864	16,805
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	4,365		102,122
Pensions and other postretirement benefits	11,396		2,125
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	24,062		39,214
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	111	800	689
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	0	0	1,074
business combination, recognized identifiable assets acquired and liabilities assumed, liabilities less noncontrolling interest	61,548	5,843	239,717
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	$ 156,256	$ 17,593	$ 621,144